SEGMENT INFORMATION - Revenue from External Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	$ 43,032	$ 37,168	$ 22,823
United Kingdom
Disclosure of geographical areas [line items]
Revenues	20,202	21,983	13,637
United States of America
Disclosure of geographical areas [line items]
Revenues	5,218	1,772	655
Europe
Disclosure of geographical areas [line items]
Revenues	5,145	2,909	411
Australia
Disclosure of geographical areas [line items]
Revenues	4,059	2,961	2,884
Canada
Disclosure of geographical areas [line items]
Revenues	3,860	4,691	3,273
Other
Disclosure of geographical areas [line items]
Revenues	2,050	969	711
Brazil
Disclosure of geographical areas [line items]
Revenues	1,800	1,736	1,252
Mexico
Disclosure of geographical areas [line items]
Revenues	$ 698	$ 147	$ 0